Submission	Sep. 30, 2025
Submission [Line Items]
Central Index Key	0001463814
Registrant Name	Mercedes-Benz Retail Receivables LLC
Form Type	SF-3
Submission Type	SF-3
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A